SCHEDULE OF RELATED PARTIES (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accounts payable, related parties, current		$ 19,155		$ 19,155
Amount due from related parties						7,004	$ 3,235
Amount due to a Related Party		3,816		3,816
Purchase		58,876		132,949		718
Purchases		3,440		3,508
Commission expense		8,158	2,919	13,213	9,578	12,758	10,740
Office rental expense		5,501		16,502
Other income			$ 1,428		$ 4,357
Amount due from related parties							455
Revenue						6,625	18,060
Other income						$ 4,345	$ 2,881
CTA Nutriceuticals (Asia) Sdn Bhd ("CTA") [Member]
Related Party Transaction [Line Items]
Relationship		The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature		Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Accounts payable, related parties, current		$ 18,611		$ 18,611
Nature				Purchase of products for general use		Purchase of products for general use
Amount due to a Related Party		941		$ 941
Purchase		$ 56,606		$ 130,166
DSY Beauty Sdn Bhd ("DSY Beauty") [Member]
Related Party Transaction [Line Items]
Relationship		The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd		The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature		Purchase of products for general use	Purchase of products for general use	Purchases of beauty products		Purchases of beauty products
Accounts payable, related parties, current		$ 544		$ 544
Nature				Purchase of products for general use		Purchase of products for general use
Amount due to a Related Party		168		$ 168
Purchases		1,145
Agape ATP Asia Limited [Member]
Related Party Transaction [Line Items]
Relationship				Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia		Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia
Nature				Expenses paid for AATP Asia		Expenses paid for AATP Asia	Expenses paid for AATP Asia
Amount due from related parties						$ 2,214	$ 2,227
Hostastay Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship						Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay.
Nature				Sublease rent due from Hostastay		Sublease rent due from Hostastay	Sublease rent due from Hostastay
Amount due from related parties						$ 4,790	$ 996
DSY Wellness & Longevity Center Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship				Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd is also a director of DSYWLC		Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd is also a director of DSYWLC
Nature				Rental due and expenses paid by DSYWLC		Rental due and expenses paid by DSYWLC
Amount due to a Related Party		$ 2,707		$ 2,707
DSY Beauty Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature		Purchases of beauty products	Purchases of beauty products	Purchases of beauty products	Purchases of beauty products
Purchase		$ 2,270		$ 2,658
DSY Wellness and Longevity Center Sdn Bhd ("DSYWLC") [Member]
Related Party Transaction [Line Items]
Relationship				Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC
Nature				Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Purchase				$ 125
CTA Nutriceuticals (Asia) Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature		Purchase of products for general use	Purchase of products for general use
Purchases		$ 2,295
CTA Nutriceuticals (Asia) Sdn Bhd ("CTA") [Member]
Related Party Transaction [Line Items]
Relationship				The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature				Purchase of products for general use	Purchase of products for general use
Purchases				$ 2,295
DSY Beauty Sdn Bhd ("DSY Beauty") [Member]
Related Party Transaction [Line Items]
Relationship				The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature				Purchase of products for general use	Purchase of products for general use
Purchases				$ 1,213
How Kok Choong [Member]
Related Party Transaction [Line Items]
Relationship		Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company
Nature		Commission expense	Commission expense	Commission expense	Commission expense	Commission expense	Commission expense
Commission expense		$ 8,158	$ 2,919	$ 13,213	$ 9,578
How Kok Choong [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Revenue						$ 6,625
DSY Wellness and Longevity Center Sdn Bhd ("DSYWLC") [Member]
Related Party Transaction [Line Items]
Relationship		Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd is also a director of DSYWLC
Nature		Office rental expense	Office rental expense	Office rental expense	Office rental expense
Office rental expense		$ 5,501		$ 16,502
Hostastay Sdn. Bhd. (“Hostastay”) [Member]
Related Party Transaction [Line Items]
Relationship		Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021
Nature		Sublease rental income due from Hostastay	Sublease rental income due from Hostastay	Sublease rental income due from Hostastay	Sublease rental income due from Hostastay
Other income			$ 1,428		$ 4,357
TH3 Technology Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship						Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology	Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology
Nature						Expenses paid for TH3 Technology	Expenses paid for TH3 Technology
Amount due from related parties							$ 12
Agape Superior Living Pty Ltd [Member]
Related Party Transaction [Line Items]
Relationship							Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL
Nature							ATP Label Printing Fees
Amount due from related parties							$ 455
Agape Superior Living Pty Ltd ASLPL [Member]
Related Party Transaction [Line Items]
Relationship						Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL
Nature						Sales of products	Sales of products
Revenue							$ 18,060
Agape Superior Living Pty Ltd ASLPL [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Relationship						Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company
Vettons Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Relationship	[1]					Mr. How Kok Choong, the CEO and director of the Company is appointed as the non-executive Chairman of Vettons Sdn Bhd on February 1, 2021	Mr. How Kok Choong, the CEO and director of the Company is appointed as the non-executive Chairman of Vettons Sdn Bhd on February 1, 2021
Nature	[1]					Sales of products made through its platform	Sales of products made through its platform
Revenue	[1]					$ 6,625
Hostastay Sdn. Bhd [Member]
Related Party Transaction [Line Items]
Nature						Sublease rental income due from Hostastay	Sublease rental income due from Hostastay
Commission expense						$ 12,758	$ 10,740
Revenue	[1]
Other income						$ 4,345	$ 2,881
Hostastay Sdn. Bhd [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Relationship							Mr. How Kok Choong, the CEO and director of the Company is also the director of
DSY Wellness & Longevity Center Sdn Bhd [Member]
Related Party Transaction [Line Items]
Nature						Purchase	Purchase
Purchase						$ 718
DSY Wellness & Longevity Center Sdn Bhd [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Relationship						Steve Yap, a director of DSY Wellness International Sdn Bhd, is also a director of DSY Wellness & Longevity Center Sdn Bhd.

[1]	During the year ended December 31, 2021, the Company had sales of $6,625 through the online platform owned by Vettons Sdn Bhd (“Vettons”). Vettons is a related party since Mr. How Kok Choong, the CEO and director of the Company is appointed as the non-executive Chairman of Vettons Sdn Bhd on February 1, 2021.